THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F
                 FILED ON MAY 11, 2000 PURSUANT TO A REQUEST FOR
           CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT
             WILL EXPIRE ON MAY 15, 2001 BY THE TERMS OF THE REQUEST

                                    FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              WASHINGTON, DC 20549

                               FORM 13F COVER PAGE

          REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED: MARCH 31, 2000

                 CHECK HERE IF AMENDMENT [X]: AMENDMENT NUMBER 1

                        THIS AMENDMENT (CHECK ONLY ONE):
                          [ ] is a restatement
                          [X] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:      Dorsey R. Gardner
Address:   c/o Kelso Management Company, Inc.
           One International Place, Suite 2401
           Boston, MA  02110

Form 13F File Number 28-05471

           The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:  Dorsey R. Gardner
Title:
Phone:  617-310-5110

Signature, Place, and Date of Signing:

Dorsey R. Gardner
-----------------
[Signature]

Boston, Massachusetts
---------------------
[City, State]

December 1, 2000

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion by other reporting manager(s)

List of Other Managers Reporting for this Manager. [If there are no entries in this list, omit this section.]
Form 13F File Number 28-
Name:

                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY:

Number of Other Included Managers:  1


Form 13F Information Table Entry Total:  28


Form 13F Information Table Value Total:
           $ 84,100 (thousands)

List of Other Included Managers:
           Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.1

Form 13F File Number 28-05419

Name:  Timothy G. Caffrey

                                                      FORM 13F INFORMATION TABLE

----------------------------------------------------------------------------------------------------------------------
        Column 1               Column 2          Column 3         Column 4                    Column 5
----------------------------------------------------------------------------------------------------------------------
Name of                    Title of class     CUSIP            Value           Shrs or prn    SH/PRN       Put/Call
Issuer                                                         (x$1000)        amt
----------------------------------------------------------------------------------------------------------------------
China Southern             Common             169409109                 4,012        539,200  SH
----------------------------------------------------------------------------------------------------------------------
Sonic Automotive           Class A            835456102                   184         39,700  SH
----------------------------------------------------------------------------------------------------------------------
Autobytel.com              Common Q           05275N106                   372         45,300  SH
----------------------------------------------------------------------------------------------------------------------
Proxymed Inc.              Common             744290107                 5,111        601,300  SH
----------------------------------------------------------------------------------------------------------------------
Lesco                      Common             526872106                11,320        673,400  SH
----------------------------------------------------------------------------------------------------------------------
Cyrk Inc.                  Common             232817106                 6,290        714,000  SH
----------------------------------------------------------------------------------------------------------------------
Telscape Internatl         Common             87969E105                   865         41,200  SH
----------------------------------------------------------------------------------------------------------------------
BEI Technologies           Common             05538P104                10,628        600,800  SH
----------------------------------------------------------------------------------------------------------------------
Lason Inc.                 Common             57808R107                 5,305        805,000  SH
----------------------------------------------------------------------------------------------------------------------
Radica Games               Common             G7342H107                   473         70,000  SH
----------------------------------------------------------------------------------------------------------------------
Butler Internatl           Common             123649105                 7,902        638,250  SH
----------------------------------------------------------------------------------------------------------------------
Pointe Communic            Common BB          730749108                    90         40,000  SH
----------------------------------------------------------------------------------------------------------------------
Zoom Telephonics           Common Q           98976E103                   287         20,500  SH
----------------------------------------------------------------------------------------------------------------------
Meristar Hotels            Common             589988104                   759        258,000  SH
----------------------------------------------------------------------------------------------------------------------
Health Managmnt            Common             42219M100                 2,617        544,100  SH
----------------------------------------------------------------------------------------------------------------------
Circuit City/Car           Common             172737306                 1,552        469,000  SH
----------------------------------------------------------------------------------------------------------------------
Phycor Inc.                Common             71940F100                 1,246      1,209,400  SH
----------------------------------------------------------------------------------------------------------------------
Quaker Fabric              Common             747399103                   333         72,000  SH
----------------------------------------------------------------------------------------------------------------------
Thomas Group               Common             884402108                 9,482        842,857  SH
----------------------------------------------------------------------------------------------------------------------
Moore Medical              Common             615799103                 4,751        413,100  SH
----------------------------------------------------------------------------------------------------------------------
HPSC                       Common             404264103                 3,381        429,000  SH
----------------------------------------------------------------------------------------------------------------------
Transmedia Net             Common             893767301                   106         46,900  SH
----------------------------------------------------------------------------------------------------------------------
Lifemark                   Common             53219F102                 2,556        629,447  SH
----------------------------------------------------------------------------------------------------------------------
Rocky Mountain             Common             774678403                   494        90, 800  SH
----------------------------------------------------------------------------------------------------------------------
BEI Medical                Common             05538E109                 1,468        839,000  SH
----------------------------------------------------------------------------------------------------------------------
Dixon Ticon                Common             255860108                 2,287        571,700  SH
----------------------------------------------------------------------------------------------------------------------
Dairy Mart Stores          Common             233860303                   206         71,800  SH
----------------------------------------------------------------------------------------------------------------------
Cost U Less                Common             221492101                    23         10,000  SH
----------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------
      Column 6          Column 7                   Column 8
---------------------------------------------------------------------------
                                               Voting Authority

                                     --------------------------------------
  Investment         Other managers
  discretion         Other managers     Sole          Shared        None
---------------------------------------------------------------------------
  Other                    1                             539,200
---------------------------------------------------------------------------
  Other                    1                              39,700
---------------------------------------------------------------------------
  Other                    1                              45,300
---------------------------------------------------------------------------
  Other                    1                             601,300
---------------------------------------------------------------------------
  Other                    1                             673,400
---------------------------------------------------------------------------
  Other                    1                             714,000
---------------------------------------------------------------------------
  Other                    1                              41,200
---------------------------------------------------------------------------
  Other                    1                             600,800
---------------------------------------------------------------------------
  Other                    1                             805,000
---------------------------------------------------------------------------
  Other                    1                              70,000
---------------------------------------------------------------------------
  Other                    1                             638,250
---------------------------------------------------------------------------
  Other                    1                              40,000
---------------------------------------------------------------------------
  Other                    1                              20,500
---------------------------------------------------------------------------
  Other                    1                             258,000
---------------------------------------------------------------------------
  Other                    1                             544,100
---------------------------------------------------------------------------
  Other                    1                             469,000
---------------------------------------------------------------------------
  Other                    1                           1,209,400
---------------------------------------------------------------------------
  Other                    1                              72,000
---------------------------------------------------------------------------
  Other                    1                             842,857
---------------------------------------------------------------------------
  Other                    1                             413,100
---------------------------------------------------------------------------
  Other                    1                             429,000
---------------------------------------------------------------------------
  Other                    1                              46,900
---------------------------------------------------------------------------
  Other                    1                             629,447
---------------------------------------------------------------------------
  Other                    1                             90, 800
---------------------------------------------------------------------------
  Other                    1                             839,000
---------------------------------------------------------------------------
  Other                    1                             571,700
---------------------------------------------------------------------------
  Other                    1                              71,800
---------------------------------------------------------------------------
  Other                    1                              10,000
---------------------------------------------------------------------------